Investment Strategy - PGIM Jennison Small Company Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The subadviser seeks investments whose price will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small, less well-known companies that the subadviser believes are relatively undervalued. “Investable assets” consist of the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser currently considers small companies to be those with a market capitalization less than the largest market capitalization of the Russell 2500 Index at the time of investment. The market capitalization within the Russell 2500 Index will vary, but as of September 30, 2025, the median market capitalization was approximately $1.53 billion and the largest company by market capitalization was approximately $32.29 billion. The Fund’s portfolio is diversified and typically will include stocks representing all of the sectors in the Russell 2500 Index. In deciding which stocks to buy, the subadviser uses a blend of both value and growth styles. The subadviser looks for stocks in a variety of different industries and sectors that it believes have attractive valuations, and should experience superior earnings growth on an intermediate term basis. The subadviser generally bases its belief on its proprietary forecasts of each company’s potential earnings growth for periods greater than one year. At times, the Fund may have a significant portion of its assets invested in the same economic sector.